Employee future benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation	$ 16,137
Plan assets	$ 11,963
Pensioner retiring age period	65 years
Weighted average duration of defined benefit obligation	14 years 4 months 24 days	16 years
Pension benefit obligation	$ 21,750	$ 29,412	$ 15,435
Expenses for defined benefit plan	$ 20	45	$ 38
Final salary pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Percentage of expected increase in inflation	1.00%
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Pension benefit obligation	$ 21,657	$ 29,313